INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Regarding Grupo Financiero Galicia's Associates (Detail) - ARS ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Total Assets	$ 22,975,396,896			$ 22,975,396,896		$ 20,593,625,497
Total Liabilities	18,536,119,437			18,536,119,437		16,527,246,046
Shareholders´ Equity	4,439,277,459	$ 3,883,737,682		4,439,277,459	$ 3,883,737,682	$ 4,066,379,451	$ 3,821,736,523
Net Income for The Period	$ 167,940,407	$ 165,715,616		$ 956,161,583	$ 499,339,552
Play Digital S.A.
Disclosure of subsidiaries [line items]
Total Assets			$ 30,079,288
Total Liabilities			17,984,208
Shareholders´ Equity			12,095,080
Net Income for The Period			$ (8,369,214)